SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2014
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2014	December 31, 2013
Long-term debt:
NOK500 million senior unsecured floating rate bonds due 2014	—	71,854
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	93,231	92,843
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
NOK900 million senior unsecured floating rate bonds due 2019	145,388	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,016,396	1,097,182
	1,730,015	1,736,879
Less: Current portion of long-term debt	(396,963)	(389,888)
	1,333,052	1,346,991

The outstanding debt as of June 30, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31

2014 (remaining six months)	156,289
2015	262,936
2016	179,591
2017	183,886
2018	658,074
Thereafter	289,239
Total debt	1,730,015

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.84% per annum at June 30, 2014 (December 31, 2013: 4.86%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2014, the three month US Dollar London Interbank Offered Rate, or LIBOR, was 0.231% (December 31, 2013: 0.246%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.75% (December 31, 2013: 1.69%).
8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580.0 million of 8.5% Senior Notes which were subsequently redeemed in full on March 1, 2013. The Company recorded losses of $1.1 million on the repurchase of the notes in 2013. The redemption of the outstanding notes in 2013 was partly funded by the issue in January 2013 of $350 million 3.25% senior unsecured convertible bonds due 2018 (see below).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit market. The bonds bore a quarterly interest at NIBOR plus a margin and the remaining balance of NOK432.5 million was redeemed in full at their maturity date of April 7, 2014. The net amount outstanding at June 30, 2014, was NOKnil, equivalent to $nil (December 31, 2013: NOK436.5 million, equivalent to $71.9 million).
3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125.0 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $19.36. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK36.0 million in 2013, which were being held as treasury bonds. In April 2014, the Company sold NOK8.0 million of the bonds being held as treasury bonds. At June 30, 2014, the net amount of NOK572.0 million was outstanding, equivalent to $93.2 million (December 31, 2013: NOK564 million, equivalent to $92.8 million).
3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $19.549. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company for a one-time loan fee of $1.0 million.
As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million in 2013 and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges" which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $2.1 million for the six months ended June 30, 2014.

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totalling NOK8.0 million during the six months ended June 30, 2014. At June 30, 2014, the net amount of NOK892 million was outstanding, equivalent to $145.4 million (December 31, 2013: NOKnil, equivalent to $nil).
$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels. This performance guarantee has been reduced to a maximum amount of $10.5 million in aggregate as of June 30, 2014. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at June 30, 2014, was $173.1 million (December 31, 2013: $174.8 million).
$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149.0 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels, which served as the security for this facility. One of the vessels was sold in January 2008 and the loan facility is currently secured by the remaining four vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2014, was $69.7 million (December 31, 2013: $73.9 million).
$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77.0 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2014, was $35.9 million (December 31, 2013: $39.1 million).
$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30.0 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also serves as security for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2014, the available amount under the facility was fully drawn. The net amount outstanding at June 30, 2014 was $4.0 million (December 31, 2013: $5.0 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49.0 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At June 30, 2014, the available amount under the revolving part of the facility was $0.2 million. The net amount outstanding at June 30, 2014, was $28.3 million (December 31, 2013: $25.6 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2014, was $30.5 million (December 31, 2013: $32.0 million).
$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725.0 million secured term loan and revolving credit facility with a syndicate of banks that was secured by 26 vessels chartered to Frontline. Nine of these vessels were sold during 2011, 2012 and 2013 and the facility is secured against the remaining 17 vessels at June 30, 2014. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At June 30, 2014, the available amount under the revolving part of the facility was $78.7 million. The net amount outstanding at June 30, 2014, was $171.9 million (December 31, 2013: $158.8 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2014, was $30.5 million (December 31, 2013: $32.0 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured by two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at June 30, 2014, was $40.0 million (December 31, 2013: $42.0 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95.0 million secured term loan and revolving credit facility with a bank, secured by a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2014, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2014, was $62.5 million (December 31, 2013: $47.5 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured by three newbuilding Supramax drybulk carriers, two of which were delivered in 2011 and one which was delivered in 2012. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2014, was $59.6 million (December 31, 2013: $62.5 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, who has provided an insurance policy in favour of the banks for part of the outstanding loan. The facility is secured by a 1,700 TEU container vessel, and seven Handysize drybulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at June 30, 2014, was $140.3 million (December 31, 2013: $146.3 million).
$55 million secured securities financing agreement
In June 2011, the Company entered into a $55.0 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at US Federal funds rate plus a margin and will be secured against the relevant securities. The facility had not been utilized as at June 30, 2014. The amount available under this facility at June 30, 2014, was $19.9 million (December 31, 2013: $28.2 million).
$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility were used to refinance a facility which matured in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown and was secured against five VLCCs. Two of the VLCCs were sold in 2013 and the facility is now secured against the three remaining VLCCs. At June 30, 2014, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2014, was $78.0 million (December 31, 2013: $74.5 million).
$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184.0 million secured term loan facility with a bank, secured by four newbuilding container vessels. The facility bears interest at LIBOR plus a margin and had a term of approximately twelve years from delivery of each vessel. The facility was for both pre- and post-delivery financing. Two of the newbuilding contracts were cancelled in December 2013 and February 2014, respectively. The two remaining newbuilding contracts were cancelled in April and May 2014, respectively, and all amounts outstanding under the facility have been prepaid and the facility cancelled as at June 30, 2014. The net amount outstanding at June 30, 2014, was $nil (December 31, 2013: $64.4 million).

$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2014 was $47.1 million (December 31, 2013: $48.8 million).
$70 million secured term loan facility
In June 2013, the Company entered into a $70.0 million secured term loan facility with a syndicate of banks in order to partly finance the pre-delivery costs of the harsh-environment jack-up drilling rig West Linus, secured against the newbuilding contract for the rig. The facility bore an interest at LIBOR plus a margin and was repayable upon delivery of the rig which occurred on February 18, 2014. The facility was repaid with the proceeds from the $475.0 million five year post-delivery term loan and revolving credit facility which SFL Linus entered into in October 2013. The net amount outstanding at June 30, 2014, was $nil (December 31, 2013: $70.0 million).
$45 million secured term loan facility and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan facility with a bank. The facility is secured by seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of approximately five years from drawdown. At June 30, 2014, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2014, was $45.0 million (December 31, 2013: $nil).

The aggregate book value of assets pledged as security against borrowings at June 30, 2014, was $1,966 million (December 31, 2013: $1,994 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2014, the Company is in compliance with all of the covenants under its long-term debt facilities. The $149.0 million secured term loan facility entered into in August 2007 contains certain financial covenants on Deep Sea Supply BTG B.V. and the $77.0 million secured term loan facility entered into in January 2008 contains certain financial covenants on Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. As at June 30, 2014, Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. were in compliance with all covenants under the respective loan agreements.